Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

	As of December 31,
	2017	2018
	RMB	RMB
Deferred IPO expense	13,268	—
Value-added tax	13,170	19,542
Short-term loans	11,857	14,559
Advances to suppliers	5,128	8,359
Other receivables	4,656	8,049
Rental deposits	1,969	4,474
Prepaid expenses	1,014	3,264
Total	51,062	58,247